Summary of Significant Accounting Policies (Details)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2020 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Federal deposit insurance corporation		$ 250,000
Allowance for doubtful accounts
Inventory		4,171,178
Deposit insurance		6,100
Insures deposits		50,000
Deposits		6,263,878
Unrealized deferred revenue		$ 1,355,448
United States of America, Dollars
Summary of Significant Accounting Policies (Details) [Line Items]
Translation average rate		83.09
India, Rupees
Summary of Significant Accounting Policies (Details) [Line Items]
Translation average rate		82.575
Avra Medical Robotics, Inc. [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Federal deposit insurance corporation			250,000
FDIC insured limit			$ 0	$ 147,460
Equipment useful life			5 years
Purchased medical equipment cost			$75,000
Purchased medical equipment finance rate			100.00%
Vendor due to issues equipment amount	$ 25,000
Equipment total amount			$ 50,000